CNIC ICE U.S. Carbon Neutral Power Futures Index ETF

CONSOLIDATED SCHEDULE OF INVESTMENTS July 31, 2023 (Unaudited)

	Shares	Value
Short-Term Investments - 79.1%
Money Market Funds - 79.1%
First American Government Obligations Fund, Class X, 5.175% (1)	3,806,789	3,806,789
Total Short-Term Investments
(Cost $3,806,789)		3,806,789

Total Investments in Securities - 79.1%
(Cost $3,806,789)		3,806,789
Other Assets in Excess of Liabilities - 20.9%		1,005,635
Total Net Assets - 100.0%		$4,812,424

(1) The rate shown is the annualized seven-day effective yield as of July 31, 2023.

CNIC ICE U.S. Carbon Neutral Power Futures Index ETF

CONSOLIDATED SCHEDULE OF FUTURES CONTRACTS at July 31, 2023 (Unaudited)

The CNIC ICE U.S. Carbon Neutral Power Futures Index CFC had the following futures contracts outstanding with StoneX Financial Inc.

			Unrealized
	Number of	Notional	Appreciation	Notional
Long Futures Contracts Outstanding (1)	Contracts	Amount	(Depreciation)	Value
CAISO SP-15 Day-Ahead Peak Fixed Price Futures (9/29/2023)	1	$42,200	$(2,113)	$40,087
CAISO SP-15 Day-Ahead Peak Fixed Price Futures (10/31/2023)	1	29,973	2,275	32,248
CAISO SP-15 Day-Ahead Peak Fixed Price Futures (11/30/2023)	1	17,237	(836)	16,401
CAISO SP-15 Day-Ahead Peak Fixed Price Futures (1/31/2024)	5	114,400	5,728	120,128
CAISO SP-15 Day-Ahead Peak Fixed Price Futures (3/28/2024)	3	44,412	(2,749)	41,663
CAISO SP-15 Day-Ahead Peak Fixed Price Futures (3/28/2024)	6	92,030	(9,646)	82,384
CAISO SP-15 Day-Ahead Peak Fixed Price Futures (4/30/2024)	1	13,562	(1,053)	12,509
CAISO SP-15 Day-Ahead Peak Fixed Price Futures (5/31/2024)	3	44,796	(6,599)	38,197
CAISO SP-15 Day-Ahead Peak Fixed Price Futures (6/28/2024)	3	50,323	1,678	52,001
CAISO SP-15 Day-Ahead Peak Fixed Price Futures (6/28/2024)	1	14,512	(477)	14,035
CAISO SP-15 Day-Ahead Peak Fixed Price Futures (7/31/2024)	1	23,408	(769)	22,639
CAISO SP-15 Day-Ahead Peak Fixed Price Futures (8/30/2024)	1	49,183	(1,655)	47,528
California Carbon Allowance Vintage 2023 Future (11/30/2023)	1	27,840	(213)	27,627
ERCOT North 345KV Real-Time Peak Fixed Price Future (10/31/2023)	5	73,920	(4,159)	69,761
ERCOT North 345KV Real-Time Peak Fixed Price Future (11/30/2023)	3	44,563	(7,095)	37,468
ERCOT North 345KV Real-Time Peak Fixed Price Future (12/22/2023)	3	36,792	(4,658)	32,134
ERCOT North 345KV Real-Time Peak Fixed Price Future (12/29/2023)	23	862,270	133,971	996,241
ERCOT North 345KV Real-Time Peak Fixed Price Future (2/29/2024)	1	38,200	(2,293)	35,907
ERCOT North 345KV Real-Time Peak Fixed Price Future (2/29/2024)	6	120,960	(7,781)	113,179
ERCOT North 345KV Real-Time Peak Fixed Price Future (3/28/2024)	1	27,166	4,087	31,253
ERCOT North 345KV Real-Time Peak Fixed Price Future (3/28/2024)	5	80,052	(6,514)	73,538
ERCOT North 345KV Real-Time Peak Fixed Price Future (6/28/2024)	1	14,928	(7,053)	7,875
ERCOT North 345KV Real-Time Peak Fixed Price Future (6/28/2024)	5	79,760	(1,119)	78,641
ERCOT North 345KV Real-Time Peak Fixed Price Future (7/31/2024)	1	23,320	(453)	22,867
ERCOT North 345KV Real-Time Peak Fixed Price Future (7/31/2024)	4	95,322	6,849	102,171
ISO New England Massachusetts Hub Day-Ahead Peak Fixed Price Future (9/29/2023)	1	11,040	(10,941)	99
ISO New England Massachusetts Hub Day-Ahead Peak Fixed Price Future (11/30/2023)	6	81,950	(12,569)	69,381
ISO New England Massachusetts Hub Day-Ahead Peak Fixed Price Future (12/29/2023)	6	99,648	(5,350)	94,298
ISO New England Massachusetts Hub Day-Ahead Peak Fixed Price Future (12/29/2023)	3	41,472	(1,494)	39,978
ISO New England Massachusetts Hub Day-Ahead Peak Fixed Price Future (1/31/2024)	1	50,618	26,440	77,058
ISO New England Massachusetts Hub Day-Ahead Peak Fixed Price Future (4/30/2024)	6	87,648	(12,056)	75,592
ISO New England Massachusetts Hub Day-Ahead Peak Fixed Price Future (4/30/2024)	1	13,006	(2,494)	10,512
ISO New England Massachusetts Hub Day-Ahead Peak Fixed Price Future (5/31/2024)	1	13,658	(1,896)	11,762
ISO New England Massachusetts Hub Day-Ahead Peak Fixed Price Future (5/31/2024)	6	90,922	(10,049)	80,873
ISO New England Massachusetts Hub Day-Ahead Peak Fixed Price Future (6/28/2024)	1	21,800	(33)	21,767
ISO New England Massachusetts Hub Day-Ahead Peak Fixed Price Future (8/30/2024)	3	103,594	(5,740)	97,854
ISO New England Massachusetts Hub Day-Ahead Peak Fixed Price Future (8/30/2024)	1	18,533	(2,424)	16,109
MISO Inidana Hub Real-Time Peak Fixed Price Futures (9/29/2023)	6	78,816	(11,062)	67,754
MISO Inidana Hub Real-Time Peak Fixed Price Futures (10/31/2023)	6	79,517	(14,696)	64,821
MISO Inidana Hub Real-Time Peak Fixed Price Futures (12/29/2023)	1	26,752	(2,733)	24,019
MISO Inidana Hub Real-Time Peak Fixed Price Futures (12/29/2023)	5	79,520	(8,447)	71,073
MISO Inidana Hub Real-Time Peak Fixed Price Futures (1/31/2024)	3	68,070	7,787	75,857
MISO Inidana Hub Real-Time Peak Fixed Price Futures (2/29/2024)	1	32,777	(4,750)	28,027
MISO Inidana Hub Real-Time Peak Fixed Price Futures (2/29/2024)	3	67,022	5,748	72,770
MISO Inidana Hub Real-Time Peak Fixed Price Futures (3/28/2024)	1	18,762	(1,531)	17,231
MISO Inidana Hub Real-Time Peak Fixed Price Futures (4/30/2024)	5	79,904	(6,416)	73,488
MISO Inidana Hub Real-Time Peak Fixed Price Futures (5/31/2024)	1	11,461	(1,261)	10,200
MISO Inidana Hub Real-Time Peak Fixed Price Futures (8/30/2024)	5	97,504	(3,755)	93,749
MISO Inidana Hub Real-Time Peak Fixed Price Futures (8/30/2024)	5	108,240	(6,223)	102,017
NYISO Zone G Day-Ahead Peak Fixed Price Futures (10/31/2023)	5	75,328	(6,452)	68,876
NYISO Zone G Day-Ahead Peak Fixed Price Futures (10/31/2023)	1	11,827	(1,139)	10,688
NYISO Zone G Day-Ahead Peak Fixed Price Futures (11/30/2023)	5	73,836	(5,321)	68,515
NYISO Zone G Day-Ahead Peak Fixed Price Futures (12/22/2023)	6	85,800	3,984	89,784
NYISO Zone G Day-Ahead Peak Fixed Price Futures (1/31/2024)	6	145,200	(229)	144,971
NYISO Zone G Day-Ahead Peak Fixed Price Futures (1/31/2024)	1	40,938	(1,896)	39,042
NYISO Zone G Day-Ahead Peak Fixed Price Futures (1/31/2024)	1	39,499	(720)	38,779
NYISO Zone G Day-Ahead Peak Fixed Price Futures (2/29/2024)	1	31,840	(453)	31,387
NYISO Zone G Day-Ahead Peak Fixed Price Futures (3/28/2024)	1	20,966	609	21,575
NYISO Zone G Day-Ahead Peak Fixed Price Futures (5/31/2024)	5	84,568	(2,808)	81,760
NYISO Zone G Day-Ahead Peak Fixed Price Futures (5/31/2024)	1	12,936	(11,241)	1,695
NYISO Zone G Day-Ahead Peak Fixed Price Futures (7/31/2024)	5	110,880	11,558	122,438
PJM Western Hub Real-Time Peak (1 MW) Fixed Price Future (9/29/2023)	3	57,744	8,986	66,730
PJM Western Hub Real-Time Peak (1 MW) Fixed Price Future (9/29/2023)	1	11,648	(1,261)	10,387
PJM Western Hub Real-Time Peak (1 MW) Fixed Price Future (10/31/2023)	1	11,880	(12,297)	(417)
PJM Western Hub Real-Time Peak (1 MW) Fixed Price Future (11/30/2023)	1	20,194	(2,885)	17,309
PJM Western Hub Real-Time Peak (1 MW) Fixed Price Future (12/29/2023)	1	34,400	12,419	46,819
PJM Western Hub Real-Time Peak (1 MW) Fixed Price Future (2/29/2024)	1	41,899	18,820	60,719
PJM Western Hub Real-Time Peak (1 MW) Fixed Price Future (4/30/2024)	3	39,252	(11,175)	28,077
PJM Western Hub Real-Time Peak (1 MW) Fixed Price Future (4/30/2024)	1	17,213	(6,965)	10,248
PJM Western Hub Real-Time Peak (1 MW) Fixed Price Future (6/28/2024)	6	86,016	(7,366)	78,650
PJM Western Hub Real-Time Peak (1 MW) Fixed Price Future (7/31/2024)	3	78,461	13,004	91,465
PJM Western Hub Real-Time Peak (1 MW) Fixed Price Future (7/31/2024)	1	43,056	2,275	45,331
PJM Western Hub Real-Time Peak (1 MW) Fixed Price Future (8/30/2024)	1	18,797	(2,600)	16,197
Regional Greenhouse Gas Initiative Vintage 2023 Future (2/29/2024)	5	92,568	(11,890)	80,678
		$4,730,105	$(13,635)	$4,716,470
(1) All of the investment is a holding of CNIC Cayman Subsidiary.

Summary of Fair Value Exposure at July 31, 2023 (Unaudited)

The CNIC ICE U.S. Carbon Neutral Power Futures Index ETF ( the “Fund”) utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund’s investments and other financial instruments as of July 31, 2023:

Investments in Securities	Level 1	Level 2	Level 3	Total
Short-Term Investments	$3,806,789	$–	$–	$3,806,789
Total Investments in Securities	$3,806,789	$–	$–	$3,806,789

Other Financial Instruments (1)
Long Futures Contracts	$(13,635)	$–	$–	$(13,635)

(1) Other Financial Instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are presented at the unrealized appreciation/depreciation on the investment.